OTHER ASSETS, INCOME AND EXPENSE - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Investments accounted for using the equity method	$ 258,408,000	$ 40,266,000
Share of profit (loss) of associates using equity method	2,756,000	197,000
Advisor loans	28,958,000	32,774,000
Employee loans	757,000	757,000
Employee loans, shares held as collateral	851,000	918,000
Shareholder loans	6,707,000	2,938,000
Investment income	40,283,000	11,191,000
Foreign exchange gain (loss)	(18,766,000)	7,463,000
Change in fair value, expense, acquisition liabilities	149,905,000	0
Additions to other expense, legal and severance	23,478,000	56,277,000
Loss on repurchases of long-term debt	24,920,000	2,328,000
Legal, severance and other provision
Disclosure of financial assets [line items]
Additions to other expense, legal and severance	$ 23,478,000	$ 56,277,000
Bottom of range
Disclosure of financial assets [line items]
Contractual period for forgiveness of loans	3 years
Top of range
Disclosure of financial assets [line items]
Contractual period for forgiveness of loans	7 years